Related Parties Balance and Transactions - Schedule of Advertising Service Provided from a Related Party (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Guangzhou Pet Vision Information Technology Co., Ltd. (formerly kown as Guangzhou Brother Youyi Business Internet Co. Ltd.) [Member]
Schedule of Advertising Service Provided from a Related Party [Line Items]
Advertising service provided from a related party, Nature	Advertising service	Advertising service
Advertising service provided from a related party, Total			¥ 626,646
Guangzhou Zhiyao Cloud Technology Co., Ltd. [Member]
Schedule of Advertising Service Provided from a Related Party [Line Items]
Market development and maintenance advertising provided from a related party, nature	Market development and maintenance	Market development and maintenance
Advertising service provided from a related party, Total	$ 82,154	¥ 557,426	256,140
Related Party [Member]
Schedule of Advertising Service Provided from a Related Party [Line Items]
Advertising service provided from a related party, Total	$ 82,154	¥ 557,426	¥ 882,786